Summary of significant accounting policies - Aging of loan receivables from Xiaoying Credit Loans and Revolving Loans (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Loans and Leases Receivable Disclosure [Line Items]
Past-due loans receivables	$ 205,146,705	¥ 1,338,582,245	¥ 314,262,484
Not past-due loans receivables			277,155,956
Xiaoying Credit Loans
Loans and Leases Receivable Disclosure [Line Items]
Past-due loans receivables	157,511,560	1,027,762,930	7,568,272
Not past-due loans receivables	155,124,669	1,012,188,463	6,540,911
Xiaoying Revolving Loans
Loans and Leases Receivable Disclosure [Line Items]
Past-due loans receivables	47,635,145	310,819,315	306,694,212
Not past-due loans receivables	45,066,086	294,056,208	270,615,045
1 - 30 days
Loans and Leases Receivable Disclosure [Line Items]
Past-due loans receivables	3,114,928	20,324,903	8,776,811
1 - 30 days | Xiaoying Credit Loans
Loans and Leases Receivable Disclosure [Line Items]
Past-due loans receivables	1,593,063	10,394,739	263,148
1 - 30 days | Xiaoying Revolving Loans
Loans and Leases Receivable Disclosure [Line Items]
Past-due loans receivables	1,521,865	9,930,164	8,513,663
30 - 60 days
Loans and Leases Receivable Disclosure [Line Items]
Past-due loans receivables	1,841,022	12,012,671	7,639,377
30 - 60 days | Xiaoying Credit Loans
Loans and Leases Receivable Disclosure [Line Items]
Past-due loans receivables	793,828	5,179,728	218
30 - 60 days | Xiaoying Revolving Loans
Loans and Leases Receivable Disclosure [Line Items]
Past-due loans receivables	1,047,194	6,832,943	7,639,159
60 - 90 days
Loans and Leases Receivable Disclosure [Line Items]
Past-due loans receivables			6,224,580
60 - 90 days | Xiaoying Credit Loans
Loans and Leases Receivable Disclosure [Line Items]
Past-due loans receivables			600,904
60 - 90 days | Xiaoying Revolving Loans
Loans and Leases Receivable Disclosure [Line Items]
Past-due loans receivables			5,623,676
90 - 180 days
Loans and Leases Receivable Disclosure [Line Items]
Past-due loans receivables			14,465,760
90 - 180 days | Xiaoying Credit Loans
Loans and Leases Receivable Disclosure [Line Items]
Past-due loans receivables			163,091
90 - 180 days | Xiaoying Revolving Loans
Loans and Leases Receivable Disclosure [Line Items]
Past-due loans receivables			¥ 14,302,669
Not past-due
Loans and Leases Receivable Disclosure [Line Items]
Not past-due loans receivables	$ 200,190,755	¥ 1,306,244,671